Consolidated Balance Sheets - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents		$ 532,000	$ 1,111,000
Accounts receivable, net of allowance for doubtful accounts of $20 and $19 at December 31, 2015 and December 31, 2014, respectively		539,000	453,000
Inventory, net		1,348,000	1,517,000
Prepaid expenses and other current assets		572,000	485,000
Restricted cash			50,000
Total current assets		2,991,000	3,616,000
Property and equipment, net		375,000	714,000
Intangible assets, net		3,223,000	2,795,000
Non-current inventory		489,000
Deposits and other assets		60,000	54,000
Total assets		7,138,000	7,179,000
Liabilities and Stockholders' Equity
Accounts payable		1,092,000	670,000
Accrued liabilities		834,000	1,711,000
Related party payable		3,129,000	11,000
Advances		250,000	250,000
Fair value of warrant liability		239,000	4,216,000
Total current liabilities		$ 5,544,000	$ 6,858,000
Commitments and contingencies
Stockholders' Equity
Common stock	[1]	$ 3,000	$ 2,000
Additional paid-in capital		98,970,000	95,063,000
Accumulated deficit		(97,384,000)	(94,749,000)
Total stockholders' equity		1,594,000	321,000
Total liabilities and stockholders' equity		$ 7,138,000	$ 7,179,000
Series B Preferred Stock [Member]
Stockholders' Equity
Convertible Preferred stock
Series D Preferred Stock [Member]
Stockholders' Equity
Convertible Preferred stock
Series G Preferred Stock [Member]
Stockholders' Equity
Convertible Preferred stock		$ 5,000	$ 5,000
Series H-1 Preferred Stock [Member]
Stockholders' Equity
Convertible Preferred stock
Series H-2 Preferred Stock [Member]
Stockholders' Equity
Convertible Preferred stock

[1]	See Note 1, “Reverse Stock Split”